Stockholders' Equity (Details Narrative) - shares			1 Months Ended						3 Months Ended	12 Months Ended
	Apr. 23, 2020	Apr. 22, 2020	Jan. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Apr. 30, 2019	Mar. 31, 2021	Dec. 31, 2019
Merger Agreement [Member]
Common shares issued for settlement of accounts payable								10,318,746
Merger Agreement [Member] | Series A Preferred Stock [Member]
Common shares issued for settlement of accounts payable		0.01877292
Common Stock [Member]
Common shares issued for settlement of accounts payable									278,187,847
Number of shares issued during the period										20,750
Common Stock [Member] | Merger Agreement [Member]
Common shares issued for settlement of accounts payable	193,712,995	3.97335267
Preferred Stock [Member]
Common shares issued for settlement of accounts payable									(278,188)
Number of shares issued during the period									278,188
Oncotelic [Member] | Merger Agreement [Member]
Common shares issued for settlement of accounts payable		41,000,033						41,000,033
Oncotelic [Member] | Merger Agreement [Member] | Series A Preferred Stock [Member]
Common shares issued for settlement of accounts payable								193,713
Number of shares issued during the period								77,154
Oncotelic [Member] | Common Stock [Member] | Merger Agreement [Member]
Common shares issued for settlement of accounts payable		1,000
PointR [Member] | Merger Agreement [Member] | Series A Preferred Stock [Member]
Common shares issued for settlement of accounts payable							11,135,935
Number of shares issued during the period							84,475
TFK Investments, LLC [Member]
Number of shares issued during the period			657,200		750,000
TFK Investments, LLC [Member] | Convertible Notes Payable [Member]
Number of shares issued during the period					1,012,145
TFK Investments, LLC [Member] | Series A Preferred Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion									278,187,847
TFK Investments, LLC [Member] | Common Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion									278,188
TFK Investments, LLC [Member] | Preferred Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion									278,188
Peak One [Member]
Number of shares issued during the period					500,000	500,000
Peak One [Member] | Convertible Notes Payable [Member]
Number of shares issued during the period				569,800		1,200,000